Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease and Financing Lease, Right Of Use Assets [Abstract]
Schedule of Right-of-Use Assets

December 31, 2023	Cost	Accumulated amortization	Net book value
Vessel operating leases	$740.8	$(376.4)	$364.4
Vessel finance leases	69.1	(0.5)	68.6
Other operating leases	17.0	(12.0)	5.0
Right-of-use assets	$826.9	$(388.9)	$438.0

December 31, 2022	Cost	Accumulated amortization	Net book value
Vessel operating leases	$835.5	$(335.5)	$500.0
Vessel finance leases	246.6	(7.9)	238.7
Office operating leases	15.6	(7.6)	8.0
Right-of-use assets	$1,097.7	$(351.0)	$746.7